S000001275 [Member] Expense Example - U.S. GOVERNMENT SELECT PORTFOLIO - Admin Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	$ 392